Prudential Investments LLC

100 Mulberry Street

Gateway Center Three, 9th Floor

Newark, New Jersey 07102-3777

May 1, 2003

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

RE:    Prudential’s Gibraltar Fund, Inc. (the “Fund”)

          Registration Nos. 2-32685

 811-01660

Dear Sir/Madam:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund does not differ from that contained in Post-Effective Amendment No. 48 to the Fund’s registration statement. Post-Effective Amendment No. 48 to the Fund’s registration statement was filed electronically via EDGAR on April 29, 2002.

Please call the undersigned at (973) 802-6469 with any questions you may have.

Very truly yours,

/s/    JONATHAN D. SHAIN

Jonathan D. Shain

Vice President & Corporate Counsel